UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                --------------

Check here if Amendment /_/; Amendment Number:  _______
     This Amendment (Check only one):  /_/  is a restatement.
                                       /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shenkman Capital Management, Inc.
             ----------------------------------------
Address:     461 Fifth Avenue, 22nd Floor
             ----------------------------------------
             New York, New York 10017
             ----------------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard H. Weinstein
              ------------------------------
Title:        Executive Vice President
              ------------------------------
Phone:        212-867-9090
              ----------------------

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein           New York, New York            May 14, 2007
---------------------------        ------------------            ------------
        [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                    --------

Form 13F Information Table Entry Total:     65
                                            ---------

Form 13F Information Table Value Total:     $235,342
                                            --------
                                            (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                  AS OF 3/31/2007

                                                                                                                  VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------         --------------      -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

ALLIED WASTE INDS INC    COM PAR$.01NEW    019589308    1,700      135,000      SH             Sole                 135,000

ALPHA NATURAL RESOURCES  COM               02076X102    2,266      145,000      SH             Sole                 145,000
INC

AMERICAN RAILCAR INDS    COM               02916P103    2,981      100,000      SH             Sole                 100,000
INC

BOYD GAMING CORP         COM               103304101    1,548       32,500      SH             Sole                  32,500

BRUNSWICK CORP           COM               117043109    1,752       55,000      SH             Sole                  55,000

CASELLA WASTE SYS INC    CL A              147448104    3,278      335,900      SH             Sole                 335,900

CHEMTURA CORP            COM               163893100    1,913      175,000      SH             Sole                 175,000

CKE RESTAURANTS INC      COM               12561E105    1,697       90,000      SH             Sole                  90,000

COMMONWEALTH TEL         NOTE 3.250% 7/1   203349AB1    2,876    2,600,000      PRN            Sole               2,600,000
ENTERPRISES

COMMUNITY HEALTH SYS INC COM               203668108    1,657       47,000      SH             Sole                  47,000
NEW

COMPTON PETE CORP        COM               204940100    3,625      360,000      SH             Sole                 360,000

CONSTELLATION BRANDS INC CL A              21036P108    1,906       90,000      SH             Sole                  90,000

CUMULUS MEDIA INC        CL A              231082108    1,313      140,000      SH             Sole                 140,000

CYTYC CORP               NOTE 2.250% 3/1   232946AB9      679      550,000      PRN            Sole                 550,000

DARLING INTL INC         COM               237266101    1,528      235,000      SH             Sole                 235,000

DEL MONTE FOODS CO       COM               24522P103    1,665      145,000      SH             Sole                 145,000

ELIZABETH ARDEN INC      COM               28660G106    1,746       80,000      SH             Sole                  80,000

ENCORE WIRE CORP         COM               292562105    2,026       80,000      SH             Sole                  80,000

FLEXTRONICS INTL LTD     NOTE 1.000% 8/0   33938EAL1    3,683    3,825,000      PRN            Sole               3,825,000

FOOT LOCKER INC          COM               344849104    1,178       50,000      SH             Sole                  50,000

FOUR SEASONS HOTEL INC   NOTE 1.875% 7/3   35100EAE4      973      800,000      PRN            Sole                 800,000

FTI CONSULTING INC       NOTE 3.750% 7/1   302941AB5    4,305    3,300,000      PRN            Sole               3,300,000

GENERAL MTRS CORP        DEB SR CONV B     370442733    3,507      169,000      PRN            Sole                 169,000

GENERAL MTRS CORP        DEB SR CV C 33    370442717    1,816       80,000      PRN            Sole                  80,000

GEORGIA GULF CORP        COM PAR $0.01     373200203      324       20,000      SH             Sole                  20,000

GRAY TELEVISION INC      COM               389375106    2,647      254,000      SH             Sole                 254,000

GREAT ATLANTIC & PAC TEA COM               390064103      171       45,000          CALL       Sole
INC

GREAT ATLANTIC & PAC TEA COM               390064103    1,493       45,000      SH             Sole                  45,000
INC

GREENBRIER COS INC       NOTE 2.375% 5/1   393657AD3    3,019    3,350,000      PRN            Sole               3,350,000

HEALTH MGMT ASSOC INC    NOTE 4.375% 8/0   421933AF9    3,987    3,700,000      PRN            Sole               3,700,000
NEW



HUNTSMAN CORP            COM               447011107    1,623       85,000      SH             Sole                  85,000

INVITROGEN CORP          NOTE 3.250% 6/1   46185RAM2    8,462    8,600,000      PRN            Sole               8,600,000

K2 INC                   COM               482732104    1,693      140,000      SH             Sole                 140,000

L-3 COMMUNICATIONS CORP  DEBT 3.000% 8/0   502413AW7   12,673   11,825,000      PRN            Sole              11,825,000

LEVEL 3 COMMUNICATIONS   NOTE 6.000% 9/1   52729NAG5      244      250,000      PRN            Sole                 250,000
INC

LIN TELEVISION CORP      SDEB 2.500% 5/1   532776AL5    7,903    8,200,000      PRN            Sole               8,200,000

LIN TV CORP              CL A              532774106    2,377      149,500      SH             Sole                 149,500

LODGIAN INC              COM PAR $.01      54021P403      935       70,000      SH             Sole                  70,000

LUCENT TECHNOLOGIES INC  DBCV 2.875% 6/1   549463AH0      311      300,000      PRN            Sole                 300,000

NEXSTAR BROADCASTING     CL A              65336K103    3,185      331,400      SH             Sole                 331,400
GROUP I

OMNICARE INC             DBCV 3.250%12/1   681904AL2   14,450   16,550,000      PRN            Sole              16,550,000

PEABODY ENERGY CORP      SDCV 4.750%12/1   704549AG9   29,682   29,700,000      PRN            Sole              29,700,000

PETROHAWK ENERGY CORP    COM               716495106    1,712      130,000      SH             Sole                 130,000

PHARMACEUTICAL RES INC   NOTE 2.875% 9/3   717125AC2    8,741    9,250,000      PRN            Sole               9,250,000

POLYONE CORP             COM               73179P106    1,525      250,000      SH             Sole                 250,000

QUANTA SVCS INC          NOTE 3.750% 4/3   74762EAE2    5,421    4,125,000      PRN            Sole               4,125,000

RANGE RES CORP           COM               75281A109      326        9,750      SH             Sole                   9,750

ROPER INDS INC NEW       NOTE 1.481% 1/1   776696AA4    3,576    5,075,000      PRN            Sole               5,075,000

RPM INTL INC             NOTE 1.389% 5/1   749685AK9    1,784    2,800,000      PRN            Sole               2,800,000

SHUFFLE MASTER INC       NOTE 1.250% 4/1   825549AB4   10,450   10,875,000      PRN            Sole              10,875,000

SINCLAIR BROADCAST GROUP NOTE 4.875% 7/1   829226AU3      396      400,000      PRN            Sole                 400,000
INC

SMURFIT-STONE CONTAINER  COM               832727101    1,520      135,000      SH             Sole                 135,000
CORP

SUPERIOR INDS INTL INC   COM               868168105    1,364       65,500      SH             Sole                  65,500

TENNECO INC              COM               880349105    1,910       75,000      SH             Sole                  75,000

TEVA PHARMACEUTICAL FIN  NOTE 1.750% 2/0   88165FAA0    9,214    9,450,000      PRN            Sole               9,450,000
CO B

TRINITY INDS INC         NOTE 3.875% 6/0   896522AF6    1,933    1,750,000      PRN            Sole               1,750,000

TRONOX INC               CL A              897051108    1,872      130,000      SH             Sole                 130,000

U S CONCRETE INC         COM               90333L102    1,838      235,000      SH             Sole                 235,000

UNITED RENTALS INC       COM               911363109    1,375       50,000      SH             Sole                  50,000

VALEANT PHARMACEUTICALS  NOTE 3.000% 8/1   91911XAB0    2,540    2,750,000      PRN            Sole               2,750,000
INTL

VISHAY INTERTECHNOLOGY   NOTE 3.625% 8/0   928298AF5   11,399   11,300,000      PRN            Sole              11,300,000
INC



WABTEC CORP              COM               929740108    1,552       45,000      SH             Sole                  45,000

WARNER CHILCOTT LIMITED  COM CL A          G9435N108    1,703      115,000      SH             Sole                 115,000

WCA WASTE CORP           COM               92926K103    3,230      425,000      SH             Sole                 425,000

WYETH                    DBCV 1/1          983024AD2   13,164   12,300,000      PRN            Sole              12,300,000

                                           TOTAL (X$1,000)      235,342